Investments - Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	$ 23.2	$ 2.4	$ 1.6
Realized losses on sale of securities	(67.0)	(60.6)	(41.5)
Net change in expected credit gains (losses)	0.7	1.9	4.8
Fixed income securities, trading - gross realized gains	1.8	1.2	1.0
Fixed income securities, trading, gross realizes (losses)	(1.4)	(10.0)	(3.5)
Privately-held investments net unrealized gains/(losses)	24.8	26.8	65.9
Catastrophe bonds	0.0	0.0	0.1
Total net realized and unrealized investment (losses)/gains recorded in the consolidated statement of operations	(10.9)	(49.5)	14.5
Change in available for sale net unrealized gains/(losses):
Available for sale investments	171.0	34.1	126.2
Income tax (expense)	(34.1)	(4.7)	(20.6)
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	136.9	29.4	105.6
Privately-held investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities, trading - gross realized gains	2.1	0.8	0.8
Fixed income securities, trading, gross realizes (losses)	(2.1)	(28.8)	0.0
Privately-held investments net unrealized gains/(losses)	1.9	18.6	(15.2)
Short-term investments — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	2.6	0.8	0.6
Realized losses on sale of securities	(1.8)	(2.0)	(0.9)
Fixed income securities, trading - gross realized gains	0.0	0.0	0.1
Fixed income securities, trading, gross realizes (losses)	0.0	(0.3)	(0.3)
Equity Method Investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Unrealized (loss)/gain	2.3	(0.1)	1.0
Realized Investment Gains (Losses)	0.0	(0.2)	0.0
Net unrealized gain (loss)	$ 2.0	$ 0.0	$ 0.0